(10) Property and Equipment: Schedule Of Property And Equipment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule Of Property And Equipment

	June 30,	September 30,
	2013	2012
Equipment, software and tooling	$2,000,340	$1,981,936
Automobiles	33,466	33,466
Leasehold improvements	127,162	127,287
Furniture and fixtures	247,218	252,951
Total property and equipment before accumulated depreciation	2,408,186	2,395,640
Accumulated depreciation	(2,055,798)	(1,889,041)
Property and equipment, net of accumulated depreciation	$352,388	$506,599